ADVANCES TO SUPPLIERS, NET - THIRD PARTY (Tables)	12 Months Ended
Dec. 31, 2014
ADVANCES TO SUPPLIERS, NET - THIRD PARTY [Abstract]
Schedule of Advances to Suppliers
	As of December 31,
	2013	2014
	RMB	RMB
Advances to suppliers - current	74,047,190	87,647,202
Advances to suppliers - noncurrent	223,043,440	-
Total	297,090,630	87,647,202
Provision for advances to suppliers	(227,073,440)	(6,724,857)
Advances to suppliers, net	70,017,190	80,922,345